Condensed Unconsolidated Financial Information - Condensed Unconsolidated Statements of Financial Position (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 5,978,676,491	$ 4,880,927,203
Intangible assets	75,466,722	57,047,422
Investments	330,062	330,062
Goodwill	39,347,434	39,347,434
Inventories	214,721,953	176,021,243
Other receivables	145,174,686	229,281,406
Trade accounts receivable		78,430,745
Total non-current assets	6,453,717,348	5,461,385,515
Current assets
Inventories	1,833,791,084	1,717,088,995
Other receivables	241,657,017	226,314,680
Trade accounts receivable	1,263,410,505	629,163,568
Investments	2,990,913,013	694,208,774
Cash and banks	188,774,700	233,844,913
Total current assets	6,518,546,319	3,500,620,930
Total assets	12,972,263,667	8,962,006,445
SHAREHOLDERS' EQUITY AND LIABILITIES
Total shareholders' equity	4,415,794,158	1,130,511,577	$ 1,497,788,462
Non-current liabilities
Borrowings	2,604,280,835	1,277,054,290
Accounts payable	71,388,595	81,912,576
Provisions	161,095,990	120,683,488	$ 107,435,794
Tax liabilities	342,209	1,087,580
Other liabilities	15,740,729	28,273,858
Deferred tax liabilities	229,291,404	292,892,013
Total non-current liabilities	3,082,139,762	1,801,903,805
Current liabilities
Borrowings	1,759,598,408	3,061,974,070
Accounts payable	2,361,541,364	2,226,100,262
Advances from customers	206,360,071	106,956,982
Salaries and social security payables	541,829,106	380,151,193
Tax liabilities	573,083,940	225,086,288
Other liabilities	31,916,858	29,322,268
Total current liabilities	5,474,329,747	6,029,591,063
Total liabilities	8,556,469,509	7,831,494,868
Total shareholders' equity and liabilities	12,972,263,667	8,962,006,445
Loma Negra C.I.A.S.A. [member]
Non-current assets
Property, plant and equipment	3,013,834,370	2,425,630,468
Intangible assets	74,760,496	56,708,351
Investments	787,797,282	550,544,157
Goodwill	39,347,434	39,347,434
Inventories	177,461,120	163,115,656
Other receivables	25,397,006	39,875,515
Trade accounts receivable	0	0
Total non-current assets	4,118,597,708	3,275,221,581
Current assets
Inventories	1,550,863,799	1,471,291,076
Other receivables	218,053,883	269,829,692
Trade accounts receivable	797,537,082	412,428,725
Investments	2,971,682,497	661,707,327
Cash and banks	69,755,413	45,038,268
Total current assets	5,607,892,674	2,860,295,088
Total assets	9,726,490,382	6,135,516,669
SHAREHOLDERS' EQUITY AND LIABILITIES
Total shareholders' equity	3,822,551,465	740,366,741
Non-current liabilities
Borrowings	1,128,759,400	1,144,716,538
Accounts payable	71,388,595	69,989,790
Provisions	128,838,045	98,860,518
Tax liabilities	342,209	1,087,580
Other liabilities	14,865,351	27,252,775
Deferred tax liabilities	238,166,558	305,319,860
Total non-current liabilities	1,582,360,158	1,647,227,061
Current liabilities
Borrowings	1,222,164,672	1,391,402,945
Accounts payable	1,955,082,172	1,781,390,125
Advances from customers	197,508,557	106,956,982
Salaries and social security payables	407,187,941	269,940,259
Tax liabilities	511,046,146	171,004,073
Other liabilities	28,589,271	27,228,483
Total current liabilities	4,321,578,759	3,747,922,867
Total liabilities	5,903,938,917	5,395,149,928
Total shareholders' equity and liabilities	$ 9,726,490,382	$ 6,135,516,669